SUPPLEMENTARY CASH FLOW DISCLOSURES	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
18. SUPPLEMENTARY CASH FLOW DISCLOSURES

The net change in non-cash working capital is comprised of the following:

	2018	2017	2016

Amounts receivable	$7,473	$(806)	$13,067
Prepaid expenses	(19,060)	687	(13,416)
Accounts payable and accrued liabilities	(28,621)	31,541	(3,728)
Amounts payable to related parties	(73,539)	12,901	1,409
	$(113,747)	$44,323	$(2,668)

Supplementary Cash Flow Disclosures:
Cash paid during the year for:
Interest expense	$-	$-	$-
Income taxes	$-	$-	$-
Expenditures on exploration and evaluation assets included in amounts payable to related parties	$-	$(918)	$(1,212)
Expenditures on exploration and evaluation assets in the amount of forgiven debt	$-	$(8,840)	$(69,030)